Schedule of Segment Information (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total		$ 6,409,405		$ 14,531,047		$ 16,014,669	$ 30,939,338	$ 58,351,650	$ 16,783,914
Total Adjusted EBITDA		(3,457,496)		(6,764,827)		(6,679,935)	(11,081,704)
Interest expense		(971,374)		(2,412,716)		(2,029,782)	(4,757,912)	(6,423,039)	(698,973)
Loss on conversion of senior convertible note				(5,999,662)			(5,999,662)	(5,999,662)
Loss on extinguishment of senior convertible note							(28,478,804)	(28,478,804)
Change in fair value of derivative liability		8,324,802	$ 274,864	(1,482,621)		8,599,666	(1,482,621)	(10,882,241)
Change in fair value of contingent consideration		(3,044,019)		1,851,446		(2,864,551)	1,851,446
Other non-operating income (loss), net		486,386		58,770		532,836	(1,352,415)	(584,466)	(460,328)
Income tax benefit (expense)				(5,503,861)			(5,503,861)	(5,674,442)	(3,811,536)
Depreciation and amortization		(1,887,729)		(3,199,225)		(3,750,447)	(6,429,961)	(154,464)	(111,380)
Asset impairment charges		(16,135,000)				(16,135,000)		(46,498,689)
Stock-based Compensation				1,729,401		921,991	2,611,773	5,165,653	4,129,726
Cost of acquisition				(192,483)		(35,930)	(255,482)
Net loss		(14,132,682)	$ (4,168,591)	(34,334,629)	$ (552,381)	(18,301,273)	(34,887,010)	(102,232,090)	(26,372,734)
Loss on conversion of senior convertible note				(5,999,662)			(5,999,662)
Loss on extinguishment of senior convertible note				(28,478,804)			(28,478,804)	(28,478,804)
Change in fair value of derivative liability		8,324,802		(1,482,621)		8,599,666	(1,482,621)
Change in fair value of warrant liability		2,571,732		8,651,922		5,022,288	20,460,522	31,468,270	(1,549,924)
Other non-operating income (loss), net		486,386		58,770		532,836	(1,352,415)
Right of use asset amortization		(19,984)		(140,889)		(38,427)	(252,505)
Stock-based Compensation				(1,729,401)		(921,991)	(2,611,773)	(5,165,653)	(4,129,726)
Income tax benefit (expense)				5,503,861			5,503,861	5,674,442	3,811,536
iGaming Segment [Member]
Segment Reporting Information [Line Items]
Total		5,538,486		12,439,696		14,133,832	27,102,284
Total Adjusted EBITDA		(1,150,938)		(2,909,585)		(1,612,133)	(3,853,812)
EEG Games Segment [Member]
Segment Reporting Information [Line Items]
Total		870,919		2,091,351		1,880,837	3,837,054
Total Adjusted EBITDA		(561,742)		(845,807)		(1,108,538)	(1,722,315)
Other [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	[1]	$ (1,744,816)		$ (3,009,435)		$ (3,959,264)	$ (5,505,577)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total								58,351,650	16,783,914
Total Adjusted EBITDA								(25,401,963)	(14,671,095)
Interest expense								(6,423,039)	(698,973)
Loss on conversion of senior convertible note								(5,999,662)
Loss on extinguishment of senior convertible note								(28,478,804)
Change in fair value of derivative liability								(10,882,241)
Change in fair value of warrant liability								31,468,270	(1,549,924)
Change in fair value of contingent consideration								2,355,308	(1,748,607)
Other non-operating income (loss), net								(584,466)	(460,328)
Income tax benefit (expense)								5,674,442	3,811,536
Depreciation and amortization								(12,026,581)	(3,416,252)
Asset impairment charges								(46,498,689)
Stock-based Compensation								(5,165,653)	(4,129,726)
Cost of acquisition								(269,012)	(3,509,365)
Net loss								(102,232,090)	(26,372,734)
Stock-based Compensation								5,165,653	4,129,726
Income tax benefit (expense)								(5,674,442)	(3,811,536)
Operating Segments [Member] | iGaming Segment [Member]
Segment Reporting Information [Line Items]
Total								53,104,795	16,231,028
Total Adjusted EBITDA								(7,526,205)	(6,740,890)
Operating Segments [Member] | EEG Games Segment [Member]
Segment Reporting Information [Line Items]
Total								5,246,855	552,886
Total Adjusted EBITDA								(4,915,549)	(454,467)
Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA								$ (12,960,209)	$ (7,475,738)

[1]	Other comprises of corporate and overhead costs.